Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2022	Jan. 31, 2021
Interest Dividend And Fee Income [Abstract]
FVTPL securities		$ 102	$ 90
Gross realized gains	[1]	36	13
Impairment losses		0	(1)
Securities gains, other than trading		$ 138	$ 102

[1]	Gains (losses) are net of (losses) gains on hedge contracts.